Credit-related arrangements, repurchase agreements and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table summarizes the Bank's commitments for sourcing and other agreements:

Year ending December 31	Sourcing	Other	Total
2024	11,771	20,574	32,345
2025	11,233	10,955	22,188
2026	9,092	7,254	16,346
2027	—	3,846	3,846
2028	—	3,552	3,552
2029 & thereafter	—	246	246
Total commitments	32,096	46,427	78,523

Schedule of fair value, off-balance sheet risks

Outstanding unfunded commitments to extend credit	December 31, 2023	December 31, 2022
Commitments to extend credit	496,577	564,324
Documentary and commercial letters of credit	1,824	2,331
Total unfunded commitments to extend credit	498,401	566,655
Allowance for credit losses	(302)	(274)

Summary of credit-related arrangements	The following table presents the outstanding financial guarantees. Collateral is shown at estimated market value less selling cost. Where the collateral is cash, it is shown gross including accrued income.

	December 31, 2023			December 31, 2022
Outstanding financial guarantees	Gross	Collateral	Net	Gross	Collateral	Net
Standby letters of credit	244,288	237,139	7,149	250,543	243,393	7,150
Letters of guarantee	3,529	3,493	36	3,467	3,431	36
Total	247,817	240,632	7,185	254,010	246,824	7,186